Property, plant and equipment	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

(in thousands of USD)	Note	Vessels	Vessels under construction	Right-of- use assets	Other tangible assets	Pre- payments	Total PPE
At January 1, 2025
Cost	—	4,020,942	628,405	5,212	30,098	1,657	4,686,314
Depreciation & impairment losses	—	(1,403,458)	—	(3,302)	(8,470)	—	(1,415,230)
Net carrying amount		2,617,484	628,405	1,910	21,628	1,657	3,271,084

Acquisitions	—	18,727	528,386	—	529	299	547,941
Acquisitions through business combinations	24	3,472,061	—	210,751	—	—	3,682,812
Disposals and cancellations	—	(75,316)	—	—	(110)	—	(75,426)
Depreciation charges	—	(152,608)	—	(8,105)	(2,054)	—	(162,767)
Transfer to assets held for sale	8	7,556	—	—	—	—	7,556
Impairments	—	—	—	(4,566)	—	—	(4,566)
Transfers	—	413,314	(413,314)	—	1,214	(1,214)	—
Translation differences	—	4,913	2,853	2,574	2,534	134	13,008
Balance at June 30, 2025		6,306,131	746,330	202,564	23,741	876	7,279,642

At June 30, 2025
Cost	—	7,821,483	746,330	214,944	35,246	876	8,818,879
Depreciation & impairment losses	—	(1,515,352)	—	(12,380)	(11,505)	—	(1,539,237)
Net carrying amount		6,306,131	746,330	202,564	23,741	876	7,279,642
In the first six months of 2025, the Hakata, Golden Saint, Golden Zheijang, KSL Seoul, Golden Forward and
Golden Skies have been dry-docked. The cost of planned repairs and maintenance is capitalized and included under the heading Acquisitions.
On January 7, 2025, the Company took delivery of the super-eco Newcastlemax Mineral Portugal (2025 -
210,754 dwt).
On January 23, 2025, the Company took delivery of the  super-eco Newcastlemax Mineral Osterreich (2025
- 210,761 dwt).
On March 26, 2025, the Company took delivery of CTV Hydrocat 60.
On April 10, 2025, the Company took delivery of the super-eco Newcastlemax Mineral Suomi (2025 -
210,000 dwt).
On April 23, 2025, the Company took delivery of the super-eco Newcastlemax Mineral Sverige (2025 -
210,000 dwt).
On May 23, 2025, the Company took delivery of the super-eco Newcastlemax Mineral Polska (2025 -
210,000 dwt).
On June 23, 2025, the Company took delivery of the super-eco Newcastlemax Mineral Cesko (2025 -
210,000 dwt).
The Group had forty-two vessels under construction at June 30, 2025, for an aggregate amount of installments paid of $746.3 million. The amounts presented within "vessels under construction" relate to five eco-type VLCCs, two eco-type Suezmax, two dual-fuel bitumen tankers, eleven Newcastlemax bulk carriers, eight chemical tankers, six CSOVs (Commissioning Service Operations Vessels), two coaster vessel of 5,000 dwt, one 1,400 TEU ammonia-powered container vessel, four Hydrocat CTVs (Crew Transfer
Vessel) and one Multi Purpose Harbour Vessel. The Group capitalizes borrowing costs related to the financing of the newbuild vessels as reported under vessels under construction. As per June 30, 2025, the total amount that was capitalized amounts to $10.8 million at an average interest rate of 7%.
The other tangible assets include the Hydrotug, the hydrogen refuelling station and a range of machinery, equipment and vehicles.
Disposal of assets – Gains/losses

(in thousands of USD)	Note	Sale price	Book Value	Gain	Loss
Alice - Sale	—	85,965	61,625	24,340	—
Anne - Sale	—	86,275	62,820	23,455	—
Aquitaine - Sale	—	90,268	58,657	31,611	—
Dominica - Sale	—	82,685	52,826	29,859	—
Desirade - Sale	—	85,965	56,071	29,894	—
Alboran - Sale	—	86,418	56,362	30,056	—
Aral - Sale	—	86,472	56,445	30,027	—
Andaman - Sale	—	86,976	56,636	30,340	—
Hatteras - Sale	—	90,310	59,368	30,942	—
Delos - Sale	—	112,888	83,611	29,277	—
Doris - Sale	—	113,010	84,438	28,572	—
Derius - Sale	—	104,627	81,458	23,169	—
Camus - Sale	—	123,420	92,228	31,192	—
Oceania - Sale	—	43,120	8,294	34,826	—
Noble - Sale	—	53,955	25,716	28,239	—
Nectar - Sale	—	53,955	23,873	30,082	—
Newton - Sale	—	53,955	33,285	20,670	—
CMA CGM Baikal - Sale	—	71,500	55,879	15,621	—
Corporate	—	2,000	1,625	375	—

For the six month period ended June 30, 2024		1,513,764	1,011,217	502,547	—

		Sale price	Book Value	Gain	Loss
Alsace - Sale	—	96,850	69,388	27,462	—
Cap Lara - Sale	—	33,213	14,437	18,776	—
Windcat 6 - Sale	—	268	48	220	—
Iris - Sale	—	99,990	42,857	57,133	—
Golden Ioanari - Sale	—	15,811	15,811	—	—
Golden Keen - Sale	—	16,848	16,649	199	—

For the six month period ended June 30, 2025		262,980	159,190	103,789	—

On May 21, 2024, the Company sold the VLCC Alsace (2012 - 299,999 dwt) for $96.9 million. The vessel was accounted for as a non-current asset held for sale as at December 31, 2024. The VLCC has successfully been delivered to its new owner during the first quarter of 2025 generating a capital gain of $27.5 million.
On December 31, 2024, the Company sold the VLCC Cap Lara (2007 - 158,826 dwt) for $33.2 million. The vessel was accounted for as a non-current asset held for sale as at December 31, 2024, and had a carrying value of $14.4 million. The vessel was delivered to her new owner on March 10, 2025, generating a net capital gain of $18.8 million and was recorded in the consolidated statement of profit or loss in the first quarter of 2025.
The Windcat 6 has also been sold, after 18 years of service. The sale generated a capital gain of
$0.2 million. The vessel was delivered to its new owner on March 13, 2025.
On March 14, 2025, the Company sold the VLCC Iris (2012 - 314,000 dwt) for a net sale price after commission of $100.0 million. The vessel was delivered during the second quarter of 2025 and the net gain of $57.1 million on the transaction was recognized in the consolidated statement of profit or loss.
On June 25, 2025, the vessel Golden Ioanari was successfully delivered to her new owners. The sale was completed on March 21, 2025. The vessel had a carrying amount equal to the agreed sale price. As a result, no gain or loss was recognized on the transaction.
On April 3, 2025, the Company sold the vessel Golden Keen for a net sale price of $16.8 million. The vessel was delivered on June 2, 2025, and a capital gain of $0.2 million was recognized in the consolidated statement of profit or loss.
Impairment
Marine
Based on the impairment indicator analysis conducted for the period ending June 30, 2025, the Group has not identified any impairment triggers within its Marine division that require further impairment testing.
Both internal and external impairment indicators, including asset performance, market valuations, and macroeconomic conditions, have been thoroughly assessed. The review is supported by independent broker valuations which indicate that the fair market value of the fleet exceeds its carrying value. The same analysis was conducted for the year ending December 31, 2024 and for the year ending December
31, 2023.
However, it was noted that the Golden Zhoushan (2011 - 175,853 dwt) was sold pursuant to a
Memorandum of Agreement signed on July 3, 2025, for a sale price of $22.1 million, less a 1% commission.
The vessel’s carrying amount at the time of sale was $26.5 million, resulting in a capital loss of $4.5 million.
As of June 30, 2025, an impairment charge was recognized in the consolidated statement of profit or loss.
Accordingly, as of the reporting date, no further impairment adjustments are required for the Group’s assets within the Marine division. The Management Board, under supervision of the Supervisory Board, will continue to evaluate potential impairment risks on an ongoing basis, ensuring timely responses to any significant changes in market conditions or operational performance.
Security
All vessels financed with bank loans are subject to a mortgage to secure bank loans (see Note 16).
Capital commitment
As at June 30, 2025 the Group's total capital commitment amounts to $1.9 billion (December 31, 2024:
$2.4 billion). These capital commitments can be detailed as follows:

(in thousands of USD)	Total	2025	2026	2027	2028	2029

Commitments in respect of:
Tankers	547,460	117,810	362,330	67,320	—	—
Dry bulk vessels	686,700	229,987	456,713	—	—	—
Container vessels	55,422	7,854	39,960	7,608	—	—
Chemical tankers	411,450	34,350	102,750	34,100	159,650	80,600
CSOVs	219,947	106,459	86,258	27,230	—	—
Total	1,920,979	496,460	1,048,011	136,258	159,650	80,600

The current newbuilding program of the Group comprises the following:
–5 eco-type VLCCs,
–2 eco-type Suezmaxes,
–12 Newcastlemax bulk carriers,
–8 chemical tankers,
–6 CSOVs (Commissioning Service Operation Vessel),
–2 coasters of 5,000 dwt,
–1 ammonia-powered container vessel with a capacity of 1,400 TEU,
–2 dual-fuel bitumen tankers.